Temporary Equity and Stockholders' Deficit - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 14, 2018 USD ($) shares	Dec. 31, 2021 USD ($) Instalments Classess Director $ / shares shares	Dec. 31, 2020 USD ($) Instalments Director Classess $ / shares shares
Temporary Equity And Stockholders Deficit [Line Items]
Common stock, shares authorized		31,000,000	31,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares outstanding		4,039,535	3,427,555
Stock shares repurchased during the period shares	650,000
Payment for the repurchase of common stock | $	$ 0.2
Treasury shares outstanding common stock		650,000	650,000
Temporary equity shares authorized			400,000
Series Seed Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity original issue price per share | $ / shares			$ 4.00
Temporary equity dividend rate percentage		6.00%
Temporary equity shares issued		400,000	400,000
Temporary equity shares outstanding		400,000	400,000
Temporary equity cumulative unpaid dividends | $		$ 0.3
Temporary equity liquidation preference | $		$ 1.9	$ 1.9
Number of years from the issue commencement date when the redemption will commence			7 years
Number of annual instalments in which the redemption shall be made | Instalments			3
Series Seed One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity shares authorized			515,779
Temporary equity original issue price per share | $ / shares			$ 5.3911
Temporary equity dividend rate percentage		6.00%
Temporary equity shares issued		515,779	515,779
Temporary equity shares outstanding		515,779	515,779
Temporary equity cumulative unpaid dividends | $		$ 0.2
Temporary equity liquidation preference | $		$ 2.9	$ 2.9
Number of years from the issue commencement date when the redemption will commence			7 years
Number of annual instalments in which the redemption shall be made | Instalments			3
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity shares authorized		5,706,349
Temporary equity original issue price per share | $ / shares			$ 1.00139
Temporary equity shares issued		5,706,349	5,706,349
Temporary equity shares outstanding		5,706,349	5,706,349
Temporary equity liquidation preference | $		$ 5.7	$ 5.7
Number of directors entitled to be elected | Classess		1	1
Number of years from the issue commencement date when the redemption will commence			7 years
Number of annual instalments in which the redemption shall be made | Instalments			3
Series A Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity shares authorized		2,574,478
Temporary equity original issue price per share | $ / shares			$ 1.20078
Temporary equity shares issued		2,574,478	2,574,478
Temporary equity shares outstanding		2,574,478	2,574,478
Temporary equity liquidation preference | $		$ 2.8	$ 2.8
Number of directors entitled to be elected | Classess		1	1
Number of years from the issue commencement date when the redemption will commence			7 years
Number of annual instalments in which the redemption shall be made | Instalments			3
Series A Three Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity shares authorized		2,713,324
Temporary equity original issue price per share | $ / shares			$ 1.63479
Temporary equity shares issued		2,621,569	2,621,569
Temporary equity shares outstanding		2,621,569	2,621,569
Temporary equity liquidation preference | $		$ 4.3	$ 4.3
Number of directors entitled to be elected | Classess		1	1
Number of years from the issue commencement date when the redemption will commence			7 years
Number of annual instalments in which the redemption shall be made | Instalments			3
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Deficit [Line Items]
Temporary equity shares authorized			5,131,673
Temporary equity original issue price per share | $ / shares			$ 13.49
Temporary equity shares issued		4,205,059	4,205,059
Temporary equity shares outstanding		4,205,059	4,205,059
Temporary equity liquidation preference | $		$ 56.7	$ 56.7
Number of directors entitled to be elected | Director		1	1
Number of annual instalments in which the redemption shall be made | Instalments		7	3